STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 21, 2010 Equity Incentive Plan 2010 [Member]	Sep. 30, 2012 Equity Incentive Plan 2010 [Member]	Sep. 30, 2011 Equity Incentive Plan 2010 [Member]	Sep. 30, 2012 Equity Incentive Plan 2010 [Member]	Sep. 30, 2011 Equity Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant under EIP					4,250,000
Equity incentive plan term					10 years
Equity based employee compensation expense	$ 776,441	$ 327,458	$ 376,437	$ 144,345		$ 31,241	$ 48,979	$ 690,975	$ 327,458
Restricted shares awarded vested immediately								550,000
Unrecognized compensation expense related to non-vested restricted shares and stock option	131,563
Unrecognized compensation expense related to non-vested stock options, fair value at grant d	$ 51,000